Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Liquidity Risk Exposure [Abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2021 and 31 December 2020.

		Balance sheet line item
	Funding analysis	Deposits by banks(3)	Deposits by customers(1)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments and non- controlling interests(2)
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	0.2	0.2	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.1	—	—	—	—	5.1	—	—
Senior unsecured – public benchmark	12.4	—	—	—	—	12.4	—	—
–privately placed	0.6	—	—	—	0.5	0.1	—	—
Covered bonds	12.5	—	—	—	—	12.5	—	—
Securitisation and structured issuance	0.7	—	—	—	—	0.7	—	—
Term Funding Scheme	—	—	—	—	—	—	—	—
TFSME	31.9	31.9	—	—	—	—	—	—
Subordinated liabilities and equity	4.4	—	—	—	—	—	2.0	2.4
Total wholesale funding	67.8	32.1	—	—	0.5	30.8	2.0	2.4
Repos	11.7	—	—	11.7	—	—	—	—
Foreign exchange and hedge accounting	1.0	—	—	—	—	0.8	0.2	—
Other	2.1	1.8	—	—	0.3	—	—	—
Balance sheet total	82.6	33.9	—	11.7	0.8	31.6	2.2	2.4

2020
Deposits by banks	—	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.7	—	—	—	—	5.7	—	—
Senior unsecured – public benchmark	15.5	—	—	—	—	15.5	—	—
–privately placed	1.1	—	—	—	0.9	0.2	—	—
Covered bonds	17.9	—	—	—	—	17.9	—	—
Securitisation and structured issuance	2.8	—	—	—	0.5	2.3	—	—
Term Funding Scheme	6.3	6.3	—	—	—	—	—	—
TFSME	11.7	11.7	—	—	—	—	—	—
Subordinated liabilities and equity	4.7	—	—	—	—	—	2.2	2.5
Total wholesale funding	65.7	18.0	—	—	1.4	41.6	2.2	2.5
Repos	15.8	—	—	15.8	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	—	—	—	2.1	0.4	—
Other	3.0	3.0	—	—	—	—	—	—
Balance sheet total	87.0	21.0	—	15.8	1.4	43.7	2.6	2.5
(1)This is included in our balance sheet total of £192,914m (2020: £193,088m).
(2)Consists of £nil (2020: £nil) fixed/floating rate non-cumulative callable preference shares, £235m (2020: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £2,191m (2020: £2,241m) Perpetual Capital Securities (net of issuance costs). See Notes 33 and 34 to the Consolidated Financial Statements.
(3)Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 24 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Santander UK Group Holdings plc(1)
Senior unsecured – public benchmark	0.8	—	0.4	—	—	1.2	3.0	4.1	1.8	10.1
–privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	0.8	—	—	0.8	—	1.9	0.3	3.0
	0.8	—	1.2	—	—	2.0	3.0	6.0	2.2	13.2
Santander UK plc
Deposits by banks	0.2	—	—	—	—	0.2	—	—	—	0.2
Certificates of deposit and commercial paper	1.3	3.0	0.7	0.1	—	5.1	—	—	—	5.1
Senior unsecured – public benchmark	0.6	—	—	—	—	0.6	0.3	1.1	0.3	2.3
–privately placed	—	—	—	—	—	—	—	0.3	0.2	0.5
Covered bonds	—	—	0.8	—	0.9	1.7	1.9	5.6	3.3	12.5
Securitisation & structured issuance(2)	0.2	—	0.1	0.1	—	0.4	0.2	0.1	—	0.7
Term Funding Scheme (TFS)	—	—	—	—	—	—	—	—	—	—
TFSME	—	—	—	—	—	—	—	28.0	3.9	31.9
Subordinated liabilities	—	0.2	—	—	—	0.2	0.5	—	0.7	1.4
	2.3	3.2	1.6	0.2	0.9	8.2	2.9	35.1	8.4	54.6
Other group entities
Securitisation & structured issuance(3)	—	—	—	—	—	—	—	—	—	—

Total at 31 December 2021	3.1	3.2	2.8	0.2	0.9	10.2	5.9	41.1	10.6	67.8
Of which:
–Secured	0.2	—	0.9	0.1	0.9	2.1	2.1	33.7	7.2	45.1
–Unsecured	2.9	3.2	1.9	0.1	—	8.1	3.8	7.4	3.4	22.7
	3.1	3.2	2.8	0.2	0.9	10.2	5.9	41.1	10.6	67.8

2020
Total at 31 December 2020	2.2	5.6	8.0	4.1	1.2	21.1	7.9	28.3	8.4	65.7
Of which:
–Secured	0.4	1.6	5.2	3.0	0.2	10.4	5.3	18.6	4.4	38.7
–Unsecured	1.8	4.0	2.8	1.1	1.0	10.7	2.6	9.7	4.0	27.0
(1)95% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency
This table shows our wholesale funding by major currency at 31 December 2021 and 31 December 2020.

	2021				2020
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Santander UK Group Holdings plc
Senior unsecured – public benchmark	10	59	31	—	11	61	28	—
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	75	25	—	—	75	25	—	—
	24	51	24	1	27	51	21	1
Santander UK plc
Deposits by banks	32	68	—	—	—	—	—	—
Certificates of deposit and commercial paper	45	53	2	—	51	44	4	1
Senior unsecured – public benchmark	14	46	40	—	10	73	17	—
–privately placed	92	—	6	2	41	37	10	12
Covered bonds	44	8	48	—	48	5	46	1
Securitisation & structured issuance	74	26	—	—	77	23	—	—
Term Funding Scheme	—	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	57	43	—	—	63	37	—	—
	77	10	13	—	63	18	19	—
Other group entities
Securitisation & structured issuance	—	—	—	—	100	—	—	—

Total	67	18	15	—	57	24	19	—

Summary of External Term Issuance, Sterling Equivalent
In 2021, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2021	Total 2020
	£bn	£bn	£bn	£bn	£bn	£bn
Santander UK Group Holdings plc
Senior unsecured – public benchmark	—	2.2	0.6	—	2.8	1.4
Subordinated debt and equity (inc. AT1)	0.5	—	—	—	0.5	—
	0.5	2.2	0.6	—	3.3	1.4
Santander UK plc
Securitisations and other secured funding	—	—	—	—	—	—
Covered bonds	—	—	—	—	—	3.0
Senior unsecured – public benchmark	—	—	—	—	—	1.0
–privately placed	0.1	—	—	—	0.1	—
TFSME	20.2	—	—	—	20.2	11.7
	20.3	—	—	—	20.3	15.7
Other group entities
Securitisations	—	—	—	—	—	—
Total gross issuances	20.8	2.2	0.6	—	23.6	17.1

Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks						Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks(3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,580	1,580	935	47,979	—	—	48,914	50,494
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	1,720	1,720	1,720
–Other financial assets at FVTPL	—	—	—	—	—	—	—	676	676	676
Financial assets at amortised cost:
–Loans and advances to customers	15,713	3,720	84	19,517	80,623	74,890	18,893	19,602	194,008	213,525
–Loans and advances to banks	—	—	478	478	—	—	—	942	942	1,420
–Repurchase agreements – non trading	—	—	—	—	—	—	—	12,683	12,683	12,683
–Other financial assets at amortised cost	—	—	—	—	—	506	—	—	506	506
Financial assets at FVOCI	—	—	4,434	4,434	—	1,417	—	—	1,417	5,851
Interests in other entities	—	—	—	—	—	—	—	201	201	201
Intangible assets	—	—	—	—	—	—	—	1,545	1,545	1,545
Property, plant and equipment	—	—	—	—	—	—	1,555	—	1,555	1,555
Current tax assets	—	—	—	—	—	—	—	351	351	351
Retirement benefit assets	—	—	—	—	—	—	—	1,573	1,573	1,573
Other assets	—	—	—	—	—	—	—	1,576	1,576	1,576
Total assets	15,713	3,720	6,576	26,009	81,558	124,792	20,448	40,869	267,667	293,676

2020
Cash and balances at central banks(1)(2)	—	—	985	985	871	41,681	—	—	42,552	43,537
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,451	3,451	3,451
–Other financial assets at FVTPL	—	—	—	—	—	—	—	834	834	834
Financial assets at amortised cost:
–Loans and advances to customers	23,669	7,469	149	31,287	61,292	77,833	19,801	21,965	180,891	212,178
–Loans and advances to banks	—	—	804	804	—	—	—	1,200	1,200	2,004
–Repurchase agreements – non trading	—	—	—	—	—	—	—	19,599	19,599	19,599
–Other financial assets at amortised cost	—	—	648	648	—	515	—	—	515	1,163
Financial assets at FVOCI	—	—	5,677	5,677	—	3,273	—	—	3,273	8,950
Interests in other entities	—	—	—	—	—	—	—	172	172	172
Intangible assets	—	—	—	—	—	—	—	1,649	1,649	1,649
Property, plant and equipment	—	—	—	—	—	—	1,740	—	1,740	1,740
Current tax assets	—	—	—	—	—	—	—	271	271	271
Retirement benefit assets	—	—	—	—	—	—	—	496	496	496
Other assets	—	—	—	—	—	—	—	3,020	3,020	3,020
Total assets	23,669	7,469	8,263	39,401	62,163	123,302	21,541	52,657	259,663	299,064
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.